CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($) $ in Millions				12 Months Ended
	Jan. 01, 2025	Nov. 29, 2024	May 02, 2013	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2025	Nov. 26, 2024	Dec. 31, 2022	Aug. 13, 2019
Preference shares liquidation preference, value							$ 225.0		$ 250.0
Restricted cash				$ 181.9	$ 323.2			$ 232.1
5.950% Preference Shares (AHL PRC)
Preferred Stock, Shares Issued			11,000,000,000,000	11,000,000	11,000,000
Preferred Stock, Dividend Rate, Percentage		5.95%	5.95%	5.95%	5.95%
Preference shares liquidation preference, value			$ 275.0
5.950% Preference Shares (AHL PRC) | Subsequent Event
Preferred Stock, Dividend Rate, Percentage	5.95%
Preference shares liquidation preference, value						$ 275.0